Equity Incentive Plan (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Officer and Employee [Member] Restricted Stock [Member]	Sep. 30, 2013 Officer and Employee [Member] Restricted Stock [Member] September 30, 2013	Nov. 06, 2013 Officer and Employee [Member] Restricted Stock [Member] November 6, 2013	Dec. 17, 2013 Officer and Employee [Member] Restricted Stock [Member] December 17, 2013
2014		$ 17,536	$ 10,084	$ 4,797	$ 2,655
2015		15,254	8,456	4,463	2,335
2016		7,918	4,330	2,367	1,221
2017		2,920	1,506	940	474
Compensation cost relating to the amortization of restricted stock awards.	$ 3,359	$ 43,628	$ 24,376	$ 12,567	$ 6,685